Other operating income and other operating expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other operating income:
Other operating income	$ 748	$ 669	$ 486
Other operating income	748	669	486
Other operating expenses:
IPAB fund contribution	(3,134)	(2,894)	(2,631)
Other operating expense	(1,259)	(720)	(730)
Other operating expense	$ (4,393)	$ (3,614)	$ (3,361)
Mandatory contributions paid by financial entity (as a percent)	0.0333%